Parent company only condensed financial information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares
ASSETS
Cash and cash equivalents	¥ 71,892	$ 10,126	¥ 78,861
Short-term investments	118,254	16,656	141,095
Investments in subsidiaries and consolidated VIEs | ¥	30,460		28,952
Prepayments and other assets	15,639	2,202	15,156
Total assets	628,958	88,586	595,250
LIABILITIES
Unsecured senior notes	10,411	1,466	10,224
Long-term borrowings	31,555	4,444	20,009
Accrued expenses and other liabilities	43,533	6,132	42,570
Total liabilities	332,578	46,842	321,127
SHAREHOLDERS' EQUITY:
Additional paid-in capital	184,204	25,945	184,041
Statutory reserves	6,109	860	3,473
Treasury stock	(3,409)	(480)	(2,493)
Retained earnings	44,051	6,205	29,304
Accumulated other comprehensive income/(loss)	903	127	(959)
Total JD.com, Inc. shareholders' equity	231,858	32,657	213,366
Total liabilities, mezzanine equity and shareholders' equity	¥ 628,958	$ 88,586	¥ 595,250
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,860,222,213	2,860,222,213	2,793,298,344
Ordinary shares, shares outstanding (in shares)	2,820,978,543	2,820,978,543	2,756,458,772
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	323,212,124	323,212,124	386,374,723
Ordinary shares, shares outstanding (in shares)	316,685,372	316,685,372	379,220,475
Parent company
ASSETS
Cash and cash equivalents	¥ 4,788	$ 674	¥ 5,029
Short-term investments	2,843	400
Internal balance	53,088	7,478	63,708
Investments in subsidiaries and consolidated VIEs	188,817	26,595	162,015
Prepayments and other assets	154	22	308
Total assets	249,690	35,169	231,060
LIABILITIES
Unsecured senior notes	10,536	1,484	10,347
Long-term borrowings	7,083	998	6,965
Accrued expenses and other liabilities	213	30	382
Total liabilities	17,832	2,512	17,694
SHAREHOLDERS' EQUITY:
Additional paid-in capital	184,204	25,945	184,041
Statutory reserves	6,109	860	3,473
Treasury stock	(3,409)	(480)	(2,493)
Retained earnings	44,051	6,205	29,304
Accumulated other comprehensive income/(loss)	903	127	(959)
Total JD.com, Inc. shareholders' equity	231,858	32,657	213,366
Total liabilities, mezzanine equity and shareholders' equity	¥ 249,690	$ 35,169	¥ 231,060
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000
Parent company | Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	2,860,222,213	2,860,222,213	2,793,298,344
Ordinary shares, shares outstanding (in shares)	2,820,978,543	2,820,978,543	2,756,458,772
Parent company | Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares, shares issued (in shares)	323,212,124	323,212,124	386,374,723
Ordinary shares, shares outstanding (in shares)	316,685,372	316,685,372	379,220,475